Expense Example - FidelitySAISustainableMunicipalIncomeSustainableConservativeIncomeMunicipalBondFunds-ComboPRO - FidelitySAISustainableMunicipalIncomeSustainableConservativeIncomeMunicipalBondFunds-ComboPRO - Fidelity SAI Sustainable Municipal Income Fund - Fidelity SAI Sustainable Municipal Income Fund
Apr. 01, 2023 USD ($)
Expense Example:
1 year	$ 37
3 years	265
5 years	542
10 years	$ 1,333